INVESTMENTS IN AFFILIATED COMPANIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 10,021	$ 5,750	$ 18,016
Income (loss)	$ (481)	$ 340	$ (206)